Label	Element	Value
Lazard Enhanced Opportunities Portfolio
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Lazard Enhanced Opportunities Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2027
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 857% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	857.00%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its investment objective over a full market cycle through a hedged strategy investing primarily in convertible fixed income and preferred securities (including those rated below investment grade (“junk”)). The strategy utilizes a relative value approach, focusing on convertible securities that are considered to have low volatility. It is expected that the Portfolio will invest primarily in small and mid cap companies. The Portfolio also will utilize selective strategy level and position level hedges, primarily through short selling and derivatives, seeking to minimize macro risk (equity and credit) and interest rate risk. The Portfolio may invest in convertible debt and preferred securities of any maturity and any quality. Convertible securities held in the Portfolio generally are expected to have maturities between three and seven years at the time of investment, or between five and seven years if invested at issuance. Preferred securities generally are of perpetual maturities, callable at various points determined by the issuer. The Portfolio management team utilizes bottom up fundamental credit, equity and quantitative analysis in conjunction with top down macroeconomic analysis to identify individual securities believed to offer compelling value versus comparable risk return.

The Portfolio will generally have short positions through selling securities “short” and through investments in derivative instruments, principally swap agreements on individual securities, and may use short positions to seek to increase returns or to reduce risk. A short sale involves the sale of a security that the Portfolio does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date and at a lower price and profiting from the price decline. Similarly, when taking short positions with respect to securities through investments in derivative instruments, the Investment Manager is expecting the value of such securities to fall during the period of the Portfolio’s investment exposure.

Although the Portfolio’s investment focus is U.S. companies, the Portfolio also may invest in non-U.S. companies, including depositary receipts and shares. At certain times, based on the currently existing market environment, the Investment Manager may not believe it is able to find sufficient opportunities to invest in convertible fixed income and preferred securities and/or take short positions and may determine to tactically shift the Portfolio to invest substantially in money market instruments, such as short-term U.S. Treasury securities and certificates of deposit.

The Portfolio may invest in exchange-traded open-end management investment companies (“ETFs”), generally those that pursue a passive index-based strategy.

In addition, the Portfolio may, but is not required to (1) enter into futures and forward currency contracts and equity, interest rate, credit default and currency swap agreements; and (2) write put and call options on securities (including shares of ETFs), indexes and currencies, in each case for hedging purposes or to seek to increase returns.

It is expected that the Portfolio will buy and sell securities, and take short positions in securities, frequently in connection with implementing its investment strategy.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Enhanced Opportunities Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	(800) 823-6300
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.lazardassetmanagement.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Enhanced Opportunities Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns for Institutional Shares As of December 31, 2025
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter:
2020, Q4	6.57%

Worst Quarter:
2020, Q1	-7.13%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	Bloomberg US Universal Index(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2025) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Lazard Enhanced Opportunities Portfolio | Principal Investment Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Principal Investment Risks The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Lazard Enhanced Opportunities Portfolio | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Lazard Enhanced Opportunities Portfolio | Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the U.S. and global investment markets.

Lazard Enhanced Opportunities Portfolio | Issuer Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Lazard Enhanced Opportunities Portfolio | Convertible Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Convertible Securities Risk: The market value of convertible securities may perform like that of non-convertible fixed income securities; that is, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). In addition, convertible securities are subject to the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security also is subject to the same types of market and issuer risks that apply to the underlying common stock.

Lazard Enhanced Opportunities Portfolio | Fixed-Income and Debt Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Fixed-Income and Debt Securities Risk: The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. The Portfolio may be subject to heightened interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve.

The Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, the Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide the Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause the Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

Lazard Enhanced Opportunities Portfolio | Preferred Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Preferred Securities Risk: There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.

• Credit risk is the risk that a security held by the Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

• Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

• Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

• Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

• During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, the Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

• Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

Lazard Enhanced Opportunities Portfolio | Short Position Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Short Position Risk: Short positions may involve substantial risks. If a short position appreciates in value during the period of the Portfolio’s investment, there will be a loss to the Portfolio that could be substantial. Short positions involve more risk than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs. However, the Portfolio’s potential loss on a short position is unlimited because, theoretically, there is no limit to the potential price increase of a security. In addition, the Portfolio’s short sales transactions are dependent on counterparties to its securities borrowing transactions and are subject to the risk of default by a counterparty, which could result in a loss of Portfolio assets used as collateral or the loss of monies owed to the Portfolio by a counterparty.

Lazard Enhanced Opportunities Portfolio | Derivatives and Hedging Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivatives and Hedging Risk: Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; over-the-counter options on securities (including options on shares of ETFs), indexes and currencies; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on the Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

Lazard Enhanced Opportunities Portfolio | Small and Mid Cap Companies Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Lazard Enhanced Opportunities Portfolio | Leverage Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Leverage Risk: The use of leverage, which the Portfolio’s strategy entails, may exaggerate the effect of any increase or decrease in the value of the securities held by the Portfolio and cause the Portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to maintain asset coverage.

Lazard Enhanced Opportunities Portfolio | Value Investing Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Lazard Enhanced Opportunities Portfolio | Market Direction Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Direction Risk: Since the Portfolio will typically hold both long and short positions, an investment in the Portfolio will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Portfolio’s results will suffer both when there is a general market advance and the Portfolio holds significant “short” positions, or when there is a general market decline and the Portfolio holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

Non-U.S. Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-U.S. countries and companies in which the Portfolio invests. Non-U.S. securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-U.S. securities may also subject the Portfolio’s investments to changes in currency rates, which can make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Non-U.S. securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, as a result of trade restrictions (including tariffs) and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.

Lazard Enhanced Opportunities Portfolio | Foreign Currency Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Currency Risk: Investments denominated in currencies other than U.S. dollars may experience a decline in value, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies, as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to utilize foreign currency contracts for the purpose of generating investment returns.

Lazard Enhanced Opportunities Portfolio | Non-Diversification Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Non-Diversification Risk: The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Lazard Enhanced Opportunities Portfolio | ETF Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

ETF Risk: Shares of ETFs may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of the ETFs’ investments, as well as to the general risks of investing in ETFs. The Portfolio will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of the Portfolio’s assets that may be invested in one or more ETFs, Rule 12d1-4 under the 1940 Act allows the Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions.

Lazard Enhanced Opportunities Portfolio | Securities Selection Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Lazard Enhanced Opportunities Portfolio | High Portfolio Turnover Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

High Portfolio Turnover Risk: The Portfolio’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs and an increase in taxable capital gains distributions to the Portfolio’s shareholders, which will reduce returns to shareholders.

Lazard Enhanced Opportunities Portfolio | Bloomberg US Universal Index(reflects no deduction for fees, expenses or taxes)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg US Universal Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.58%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.44%
Lazard Enhanced Opportunities Portfolio | HFRX Global Hedge Fund Index(reflects no deduction for fees, expenses or taxes)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.08%
Lazard Enhanced Opportunities Portfolio | Institutional
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Component1 Other Expenses	oef_Component1OtherExpensesOverAssets	0.10%	[1]
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.03%	[2]
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.46%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.55%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.21%	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.34%	[4]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 136
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	469
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	825
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,828
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	6.57%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(7.13%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.25%
Annual Return [Percent]	oef_AnnlRtrPct	4.27%
Annual Return [Percent]	oef_AnnlRtrPct	5.55%
Annual Return [Percent]	oef_AnnlRtrPct	(1.43%)
Annual Return [Percent]	oef_AnnlRtrPct	7.44%
Annual Return [Percent]	oef_AnnlRtrPct	9.87%
Annual Return [Percent]	oef_AnnlRtrPct	7.05%
Annual Return [Percent]	oef_AnnlRtrPct	(7.39%)
Annual Return [Percent]	oef_AnnlRtrPct	7.02%
Annual Return [Percent]	oef_AnnlRtrPct	10.81%
Annual Return [Percent]	oef_AnnlRtrPct	10.82%
Performance Inception Date	oef_PerfInceptionDate	Dec. 31, 2014
Lazard Enhanced Opportunities Portfolio | Institutional | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.39%
Lazard Enhanced Opportunities Portfolio | Institutional | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.33%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.23%
Lazard Enhanced Opportunities Portfolio | Open
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	oef_Component1OtherExpensesOverAssets	0.10%	[1]
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.03%	[2]
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	1.27%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	1.40%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.61%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	1.02%	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.59%	[4]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 162
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	714
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,294
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,868
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.90%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.04%
Performance Inception Date	oef_PerfInceptionDate	Dec. 31, 2014
Lazard Enhanced Opportunities Portfolio | R6
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Component1 Other Expenses	oef_Component1OtherExpensesOverAssets	0.10%	[1],[5]
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.03%	[2],[5]
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.46%	[5]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.59%	[3]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.55%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.26%	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.29%	[4]
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	464
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	820
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,823
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.25%

[1]	Dividend Expenses on Securities Sold Short reflect dividends paid on borrowed securities and are an expense of short sales. Such expenses are required to be treated as a Portfolio expense for accounting purposes and are not payable to Lazard Asset Management LLC (the “Investment Manager”). Any dividends paid on securities sold short will vary based on the Portfolio’s use of those investments as it seeks to achieve its investment objective.
[2]	Borrowing Expenses on Securities Sold Short result from the Portfolio’s use of custody arrangements to execute short sales. Such expenses are required to be treated as a Portfolio expense for accounting purposes and are not payable to the Investment Manager. Any borrowing expenses as a result of securities sold short will vary based on the Portfolio’s use of those investments as it seeks to achieve its investment objective.
[3]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2027, to the extent Total Annual Portfolio Operating Expenses exceed 1.20%, 1.45% and 1.15% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[4]	Excluding Dividend and Borrowing Expenses on Securities Sold Short and Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.20%, 1.45% and 1.15% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.
[5]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares.